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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1
         This Amendment (Check only one.): [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Blackstone Group L.P.
Address:    345 Park Avenue
            New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert L. Friedman
Title:            Authorized Person
Phone:            (212) 583-5000

Signature, Place, and Date of Signing:

/s/ Robert L. Friedman           New York                August 26, 2008
---------------------------      ------------------      ---------------
[Signature]                      [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:            $11,206 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Explanatory Notes:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by its two founders, Mr. Stephen A. Schwarzman and Mr. Peter G. Peterson.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                         FOR QUARTER ENDED JUNE 30, 2008

Name of Issuer              Title of Class   CUSIP   Value (x  Shrs or prn  SH/  Put/Call   Investment   Other        Voting
--------------              --------------   -----    $1000)    amt         PRN             Discretion  Managers     Authority
                                                     ------    ----------   ---  ---------  ----------  --------   ----------------
                                                                                                                   Sole Shared None
                                                                                                                   ---- ------ ----
Centennial Communications
   Corp.                    CL A NEW       15133V208  $11,206  1,603,143    SH                 SOLE                 X
